Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Schedule of related parties
Compensation for the company's key management team for the years ended December 31 determined in accordance with the company's IFRS accounting policies was as follows:

	2020	2019
Salaries and other short-term employee benefits	10.9	9.8
Share-based payments	3.5	5.1
	14.4	14.9
Compensation for the company's Board of Directors for the years ended December 31 was as follows:

	2020	2019
Retainers and fees	1.1	1.1
Share-based payments	0.6	0.2
	1.7	1.3